Employee Benefit Plans (Pension Plans) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Domestic Defined Benefit Plan Stock Contributions By Employer	$ 250,000,000	$ 0	$ 0
Defined Benefit Plan, Accumulated Benefit Obligation	34,600,000,000	36,900,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Impact of change in estimation of NPPC	215,000,000
Mortality Table RP-2014 Adoption Impact		1,100,000,000
Pension Payout Program, Voluntary Lump-Sum Value		50,000
Pension Payout Program, Total Amount Settled	$ 147,000,000	311,000,000
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	76.00%
Projected Benefit Obligation Reduction Due To Plan Change					$ 623,000,000
Reduction in projected benefit obligation due to plan change in 2003 related to Goodrich acquisition				$ 204,000,000
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	22.00%
Domestic Defined Benefit Plan Stock Contributions By Employer	$ 250,000,000
Domestic Defined Benefit Plan Cash Contributions By Employer		200,000,000
Foreign Defined Benefit Plan Cash Contributions By Employer	147,000,000	317,000,000
Discontinued Operations Defined Benefit Plan Recognized Net Gain Loss Due to Settlements and Curtailments	109,000,000	1,000,000	(23,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Discontinued Operations	$ 98,000,000	$ 96,000,000	$ 86,000,000
Range Of Growth Seeking Assets In Company's Overall Investment Strategy	55% to 65%
Range Of Income Generating Assets In Company's Overall Investment Strategy	35% to 45%
Percentage Of Enhanced Equity Assets In Global Equity Portfolio	10.00%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	35% to 45%
Defined Benefit Plan Common Stock Funded Percentage	3.00%	3.00%
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 175,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	2,041,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1,871,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1,935,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1,997,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	2,058,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 10,996,000,000